share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
TELUS International (Cda) Inc. restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
TELUS International (Cda) Inc. restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%	0.00%
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period	561,712	561,712	374,786	374,786
Issued - initial award	185,810	185,810	197,495	197,495
Vested during the period	(263,672)	(263,672)
Forfeited and cancelled	(18,605)	(18,605)	(10,569)	(10,569)
Outstanding, end of period	465,245	465,245	561,712	561,712
Number of restricted share units - vested
Vested	263,672	263,672
Settled in cash	(263,672)	(263,672)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 25.68		$ 24.45
Vested | $ / shares	22.94
Issued | $ / shares	32.96		28.07
Settled in cash | $ / shares	22.94
Forfeited and cancelled | $ / shares	26.75		26.28
Outstanding, end of period, non-vested | $ / shares	$ 27.49		$ 25.68
TELUS International (Cda) Inc. Restricted Share Units Canadian Dollar Denominated
Number of restricted share units - vested
Outstanding, beginning of period	32,299	32,299	32,299	32,299
Settled in cash	(32,299)	(32,299)
Outstanding, end of period			32,299	32,299
Weighted average grant-date fair value
Outstanding, beginning of period, vested | $ / shares		$ 21.36		$ 21.36
Settled in cash | $ / shares		$ 21.36
Outstanding, end of period, vested | $ / shares				$ 21.36